BORROWINGS (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended	9 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			33 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Revolving credit line item	Jun. 28, 2013 SSLA Lenders Amendment	Sep. 30, 2013 Minimum Revolving credit line	Jun. 21, 2013 Minimum SSLA Lenders Revolving credit line	Sep. 30, 2013 Minimum SSLA Lenders Revolving credit line Amendment	Sep. 30, 2013 Amortizing Notes SSLA Lenders item	Sep. 30, 2012 Amortizing Notes SSLA Lenders item	Sep. 30, 2013 Amortizing Notes SSLA Lenders Revolving credit line	Sep. 30, 2013 Amortizing Notes Non-Voting Banks item	Sep. 30, 2013 Amortizing Notes Withdrawing Banks	Sep. 30, 2013 Amortizing Notes Withdrawing Banks Revolving credit line item	Sep. 30, 2013 Amortizing Notes MCFC SSLA Lenders	Jun. 21, 2013 Amortizing Notes Minimum SSLA Lenders	Jun. 21, 2013 Amortizing Notes Minimum SSLA Lenders	Sep. 30, 2013 Amortizing Notes Minimum SSLA Lenders	Sep. 30, 2013 Amortizing Notes Minimum SSLA Lenders Amendment	Sep. 30, 2013 Amortizing Notes Maximum SSLA Lenders	Sep. 30, 2013 Investment Notes	Sep. 30, 2012 Investment Notes	Sep. 30, 2013 Investment Notes item	Sep. 30, 2013 Investment Notes Minimum	Sep. 30, 2013 Investment Notes Maximum
Borrowings
Number of equal monthly installments				12										12
Additional funds available to the entity in accordance with the terms of the SSLA									$ 74,700,000
Aggregate amount agreed to be funded by the lenders during the next 12 months									308,900,000
Amortizing term notes	187,581,690	186,230,677							206,800,000	186,230,677
Number of lenders												17
Debt instrument face amount																					63,900,000	67,400,000	63,900,000
Interest rate during the period (as a percent)						4.00%	5.00%	4.00%
Interest rate (as a percent)																6.25%	6.25%		5.25%
Basis points added to reference rate (as a percent)									2.70%							2.70%			2.70%
Dividends paid to MCFC	24,618,033	6,773,313	8,845,387		20,000,000
Variable rate basis						Prime	Prime	Prime	90-day moving average of like-term treasury notes								90-day moving average of like-term treasury notes		90-day moving average of like-term treasury notes
Minimum interest rate (as a percent)									5.25%
Maturity period																				48 months				1 year	10 years
Quarterly uncommitted availability fee (as a percent)									0.10%
Uncommitted availability fees									600,000
Percentage of allowance for credit losses to net finance receivables																		5.25%
Ratio of senior indebtedness at the end of each quarter to tangible net worth																				4
Percentage of senior indebtedness to net finance receivables																				80.00%
Consolidated total required capital																		75,000,000
Percentage of cumulative positive net income earned during each of the fiscal years ending after September 30, 2008 that must be added to the consolidated total required capital in order to be distributed as a dividend									50.00%
Number of days after the last day of each fiscal year that any undistributed positive net income must be added to consolidated total required capital									120 days
Dividend permitted under covenant	0
Amount to which payments to the related party are restricted															750,000
Default increase in interest rate in an event of default of financial covenants (as a percent)									2.00%
Balance outstanding											206,800,000
Investment Notes
Purchase adjustment reflected in the book value																					200,000	300,000
Number of days notice that the entity must provide for redemption of debt instrument																					30 days
Average outstanding balance																					51,834	53,539
Weighted interest rate (as a percent)									6.11%	6.25%											9.15%	9.06%	9.15%
Maximum aggregate offering price as registered																					50,000,000		50,000,000
Aggregate value of offering																							28,300,000
Number of debt instruments									349	354													470
Maturities
2014	89,181,452								57,817,295			12,284,314	7,786,553								11,293,290		11,293,290
2015	72,558,419								47,964,071			4,224,060	5,404,636								14,965,652		14,965,652
2016	50,515,597								33,199,148			280,091	1,787,854								15,248,504		15,248,504
2017	22,010,087								16,693,526				140,142								5,176,419		5,176,419
2018	585,305																				585,305		585,305
2019 and beyond	16,434,460																				16,434,460		16,434,460
Total	$ 251,285,320								$ 155,674,040			$ 16,788,465	$ 15,119,185								$ 63,703,630		$ 63,703,630